Summary of Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significan Accounting Policies [Line Items]
Severance costs	$ 42	$ 50	$ 86
Percentage of monthly deposits rate	8.33%
Maximum [Member]
Significan Accounting Policies [Line Items]
Percentage of short term deposits	4.26%	5.75%
Minimum [Member]
Significan Accounting Policies [Line Items]
Percentage of short term deposits	4.15%	4.24%